SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENTS OF ADDITIONAL INFORMATION
                               OF THE LISTED FUND:

                              ---------------------


DWS Balanced Fund

________________________________________________________________________________



The following information replaces the existing disclosure for Joseph Axtell contained in the "Fund Ownership of Portfolio Managers" and "Conflicts of Interest" subsections under the "Management of the Fund" section of the Fund's Statements of Additional Information ("SAIs"). All information or references to Julie Abbett in the "Fund Ownership of Portfolio Managers" and "Conflicts of Interest" subsections are hereby deleted.

Fund Ownership of Portfolio Managers

The following table shows the dollar range of shares owned beneficially and of record by each member of the Fund's portfolio management team in the Fund as well as in all DWS Funds as a group (i.e., those funds advised by Deutsche Asset Management or its affiliates), including investments by their immediate family members sharing the same household and amounts invested through retirement and deferred compensation plans. This information is provided as of May 31, 2009.

                                             Dollar Range of    Dollar Range of All
                                             Fund Shares DWS         Fund Shares
Name of Portfolio Manager                       Owned                  Owned
-------------------------                       -----                  -----
Michael Sieghart                                  $0             $10,001-$50,000
Andreas Wendelken                                 $0             $10,001-$50,000
Mark Schumann                                     $0             $10,001-$50,000

Because the Fund's portfolio managers are not resident in the US, they generally do not invest in US registered investment companies, such as the Fund, on account of US tax and other regulatory limitations applicable to foreign investors.

Conflicts of Interest

In addition to managing the assets of the Fund, the Fund's portfolio managers may have responsibility for managing other client accounts of the Advisor or its affiliates. The tables below show, for each portfolio manager, the number and asset size of (1) SEC registered investment companies (or series thereof) other than the Fund, (2) pooled investment vehicles that are not registered investment companies and (3) other accounts (e.g., accounts managed for individuals or organizations) managed by the portfolio manager. Total assets attributed to the portfolio managers in the tables below include total assets of each account managed by them, although the managers may only manage a portion of such account's assets. The tables also show the number of performance based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account. This information is provided as of May 31, 2009.



Other SEC Registered Investment Companies Managed:

                                                                  Number of
                                                                  Investment
                            Number of      Total Assets of         Company       Total Assets of
                           Registered         Registered        Accounts with      Performance-
Name of Portfolio          Investment         Investment         Performance-       Based Fee
Manager                     Companies         Companies           Based Fee          Accounts
-------                     ---------         ---------           ---------          --------

Michael Sieghart                0               $0                    0                 $0
Andreas Wendelken               0               $0                    0                 $0
Mark Schumann                   0               $0                    0                 $0

Other Pooled Investment Vehicles Managed:

                                                                           Number of
                                                                            Pooled
                                                                          Investment        Total Assets
                                    Number of                               Vehicle             of
                                      Pooled        Total Assets of      Accounts with      Performance-
                                    Investment           Pooled          Performance-        Based Fee
Name of Portfolio Manager            Vehicles     Investment Vehicles      Based Fee          Accounts
-------------------------            --------     -------------------      ---------          --------

Michael Sieghart                         3          $751,061,715               0                $0
Andreas Wendelken                        4         $2,159,116,755              0                $0
Mark Schumann                            2          $151,448,009               0                $0

Other Accounts Managed:

                                                                         Number of         Total Assets
                                                                           Other                of
                                      Number                           Accounts with       Performance-
                                     of Other      Total Assets of     Performance-         Based Fee
Name of Portfolio Manager            Accounts       Other Accounts       Based Fee           Accounts
-------------------------            --------       --------------       ---------           --------

Michael Sieghart                         0               $0                  0                $0
Andreas Wendelken                        0               $0                  0                $0
Mark Schumann                            0               $0                  0                $0



               Please Retain This Supplement for Future Reference

October 14, 2009